Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 - SUBSEQUENT EVENTS

On October 14, 2020, the Board of Directors (the “Board”) of Orbsat Corp (the “Company”) effected the following changes to the Company’s executive management:

(i) extended David Phipps’ (the Company’s Chief Executive Officer) employment with the Company for another 30-day period, commencing on October 14, 2020, with his respective compensation and other material terms during the such term to remain substantially the same as those set forth in the previous extensions to his employment agreement;

(ii) continued, following the October 16, 2020 expiration of Theresa Carlise’s CFO employment agreement with the Company, to retain her services on a non-exclusive basis as the Company’s Comptroller to facilitate the CFO transition, for cash compensation of $2,000/week. Ms. Carlise will be so engaged at the pleasure of the Board and her engagement may be terminated upon one week’s advance notice; and

(iii) to appoint Thomas Seifert as the Company’s Chief Financial Officer for a period of 12 months commencing on October 19, 2020, for cash compensation of $7,500/month, and such additional equity compensation as the Board may determine in the future, subject to periodic review and adjustment by the Board in its sole discretion. He will also be eligible to receive various other benefits if and to the extent available to the employees of the Company.

On November 3, 2020, the Company issued an aggregate of 30,305 common stock upon the conversion of $6,061 of its convertible debt, at the conversion rate of $0.20 per share.

On November 5, 2020, the Company issued an aggregate of 129,241 common stock upon the conversion of $25,848 of its convertible debt, at the conversion rate of $0.20 per share.

On November 6, 2020, the Company issued an aggregate of 56,700 common stock upon the conversion of $11,340 of its convertible debt, at the conversion rate of $0.20 per share.

On November 11, 2020, the Company issued an aggregate of 100,000 common stock upon the conversion of $20,000 of its convertible debt, at the conversion rate of $0.20 per share.

On November 12, 2020, the Company’s Board approved and authorized the continued employment of David Phipps, as the Company’s Chief Executive Officer, for a 90-day period, commencing as of November 13, 2020, which employment term may be extended as agreed by the Company and the executive officer on substantially the same compensation and other material terms during the period of the continued employment as those set forth in his previous employment agreement. As previously disclosed, in March 2020, the Company and above-referenced executive officer executed a waiver of the provisions in his employment agreement requiring prior written notice of non-renewal to the other party. As a result, his employment terms with the Company were not automatically extended as set forth in such employment agreement and terminated as of June 13, 2020. As previously disclosed on June 13, 2020, the Company renewed his agreement for 30 days, commencing on June 14 through July 13, 2020. As previously disclosed on July 13, 2020, the Company renewed his agreement for another 30 days, commencing on July 14 through August 13, 2020. As previously disclosed on August 14, 2020, the Company renewed his agreement for another 30 days, commencing on August 14 through September 13, 2020. As previously disclosed on October 14, 2020, the Company renewed his agreement for another 30 days, commencing on October 14 through November 13, 2020. On November 12, 2020, the Company renewed his agreement for another 90 days, commencing November 13, 2020.

On November 13, 2020, the Company issued an aggregate of 194,472 common stock upon the conversion of $38,894 of its convertible debt, at the conversion rate of $0.20 per share.

NOTE 16 – SUBSEQUENT EVENTS

On January 31, 2020, the Company issued an aggregate of 36,294 shares of common stock upon the conversion of convertible debt, as issued on May 13, 2019, in the amount of $3,629.

On February 10, 2020, the Company issued an aggregate of 25,421 shares of common stock upon the conversion of convertible debt, as issued on May 13, 2019, in the amount of $2,542.

On February 11, 2020, the Company issued an aggregate of 23,580 shares of common stock upon the conversion of convertible debt, as issued on May 13, 2019, in the amount of $2,358.

On February 18, 2020, the Company issued an aggregate of 13,192 shares of common stock upon the conversion of convertible debt, as issued on May 13, 2019, in the amount of $1,319.

On February 19, 2020, the Company issued an aggregate of 4,468 shares of common stock upon the conversion of convertible debt, as issued on May 13, 2019, in the amount of $447.

On March 9, 2020, the Company issued an aggregate of 10,305 shares of common stock upon the conversion of convertible debt, as issued on May 13, 2019, in the amount of $1,031.

On March 13, 2020, Orbsat Corp and David Phipps and Theresa Carlise, the Company’s Chief Executive Officer and Chief Financial Officer, respectively, executed waivers of the provisions in their respective employment agreement requiring prior written notice of non-renewal to the other party. As a result, their respective employment terms with the Company will not be automatically extended as set forth in such employment agreements and will terminate as of June 14, 2020.